TABLE OF CONTENTS

PRESIDENT'S LETTER
ECONOMIC REVIEW AND OUTLOOK
SCHEDULE OF CHANGES IN UNIT VALUES

FUND REPORTS

     THE ALGER AMERICAN FUND SEMI-ANNUAL REPORTS
      Alger American Growth Portfolio
      Alger American Small Capitalization Portfolio
      Alger American MidCap Growth Portfolio

     CIGNA VARIABLE PRODUCTS GROUP SEMI-ANNUAL REPORTS
      CIGNA VP Investment Grade Bond Fund
      CIGNA VP Money Market Fund
      CIGNA VP S&P 500 Index Fund

     DEUTSCHE ASSET MANAGEMENT VIT FUNDS SEMI-ANNUAL REPORTS
      Deutsche Asset Management VIT EAFE-Registered Trademark- Equity Index Fund Deutsche Asset Management VIT Small Cap Index Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS SEMI-ANNUAL REPORTS
      Fidelity VIP Equity-Income Portfolio
      Fidelity VIP High Income Portfolio
      Fidelity VIP II Investment Grade Bond Portfolio

     JANUS ASPEN SERIES SEMI-ANNUAL REPORTS
      Janus Aspen Series Balanced Portfolio
      Janus Aspen Series Worldwide Growth Portfolio

     MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- SEMI-ANNUAL REPORTS
      MFS Emerging Growth Series
      MFS Total Return Series

     NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST SEMI-ANNUAL REPORT
      Neuberger Berman AMT Partners Portfolio

     OCC ACCUMULATION TRUST SEMI-ANNUAL REPORTS
      OCC Equity Portfolio
      OCC Small Cap Portfolio
      OCC Managed Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE
     PRODUCTS TRUST SEMI-ANNUAL REPORT
      Templeton International Securities Fund Class I

   [PHOTO OF THOMAS C. JONES]                                    [CIGNA LOGO]
                    THOMAS C. JONES             CIGNA RETIREMENT & INVESTMENT
                    President                                        SERVICES

Dear CIGNA Client:

It is a pleasure to provide you with this Semi-Annual report on the performance of your Corporate Variable Life Insurance product for the period ending
June 30, 2001.

The report includes financial data for each of the portfolio options available under your product. In addition, we have included the text of the Economic Review and Outlook prepared by Robert DeLucia of CIGNA Retirement & Investment Services. This overview deals with significant national and international trends affecting key markets. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent ... the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to call Grace M. Papapietro, Assistant Vice President for CIGNA's Corporate Insurance Department at 860.534.3942. Grace is available Monday through Friday, 8 am to 5 pm.

Sincerely,

/s/ Thomas C. Jones

                                                            SECOND QUARTER 2001
                                                            PERFORMANCE UPDATE

CIGNA ECONOMIC
REVIEW AND OUTLOOK

SUMMARY & MAJOR CONCLUSIONS

- The sharp economic slowdown that began one year ago is nearing an end, with the second quarter likely to represent the bottom in GDP (Gross Domestic Product). Most foreign economies are lagging the U.S. and are not expected to recover until 2002.

- Massive monetary easing by the Federal Reserve (Fed) during the past six months has set the stage for a gradual and steady acceleration of economic growth over the next 12 to 18 months.

- The rate of inflation has peaked for the cycle, and will likely average only 2% during the next year. Corporate profits should trough in the third quarter and stage a moderate recovery during 2002.

- The economic outlook appears favorable for financial markets over the next 12 months. Stocks should outperform bonds, with small cap, mid cap, and value stocks as well as corporate bonds likely to perform best. Government bonds are expected to be the worst-performing asset class.

ECONOMIC REVIEW

During the second quarter, the rate of economic growth continued to slow, with weakness evident across numerous economic sectors and within all regions of the globe. For almost a year, the U.S. economy has been in a severe business cycle slowdown, triggered by the lagged impact of tight monetary conditions in 1999 and 2000. Areas of greatest weakness within the economy include basic manufacturing, industrial capital goods, information technology capital goods, and telecommunications equipment. The only areas of persistent strength have been consumer spending and residential real estate.

    The slowdown was compounded by a number of factors:

-     An overvaluation of the U.S. dollar;

- A significant overbuilding of inventories, particularly in the technology and telecommunications sectors;

-     A progressive weakening in labor markets;

-     A sharp rise in energy costs; and

-     A severe squeeze on corporate profit margins.

    During the first half of this year, the U.S. economy, as measured by GDP, expanded at only a 1% annual rate, compared with a 3% rate during the last three quarters of 2000, and a better than 4% annual rate during the preceding four calendar years (1996 to 1999).

RECESSIONARY CONDITIONS EVIDENT: While the overall economy seems to have narrowly escaped from collapsing into recession, there is clear evidence of recessionary conditions within certain sectors of the economy. The manufacturing sector, which constitutes about one-fifth of GDP, reflected a 4% decline in industrial production and the loss of a half-million factory jobs during the past six months. Shipments of capital goods have declined for three consecutive quarters, and corporate profits were off by an estimated 15% to 20% last quarter. So far, the Fed's aggressive easing of monetary conditions since early January, through six interest rate cuts totaling 275 basis points (bps), has kept the U.S. economy out of a broad recession.

[LOGO]
CIGNA RETIREMENT &
INVESTMENT SERVICES                                                   527993-201

Second Quarter 2001 Performance Update          CIGNA Economic Review & Outlook
--------------------------------------------------------------------------------

FINANCIAL MARKET REVIEW

U.S. financial markets exhibited considerable volatility during the second quarter, as stocks and bonds were locked in a narrow trading range, indicating a lack of conviction by most investors about the economic outlook.

    The broad equity market, which registered a total return of 5.8%, as measured by the S&P 500 Index, managed to outperform the 0.6% total return of the Lehman Brothers Aggregate Bond Index, following four consecutive quarters of underperformance. Neither market, however, was able to make much progress this quarter, as an onslaught of negative news on corporate profits restrained stock prices, and rising long-term interest rates dampened total returns within the bond market. At the same time, the S&P 400 (mid cap) Index gained 13%, reflecting the improving breadth of the U.S. equity market. On a six-month year-to-date basis, the 3.6% return of the Lehman Brothers Aggregate Bond Index was significantly ahead of the -6.7% return of the S&P 500 Index. The equity market has been characterized by enormous divergences during the past six to 12 months, with small- and mid cap stocks outperforming large cap stocks, and value managers outperforming growth managers, in all cases by wide margins. Over the last six-month period, the median small cap mutual fund value manager registered a 14% total return, while the median large cap growth fund manager lost 15%. For the latest 12-month timeframe, the divergence is much greater: The median small cap value manager posted a 28% gain, compared with a 29% loss for the median large cap growth manager. (Source of mutual fund data is Morningstar.)

ECONOMIC OUTLOOK

We believe the U.S. economy is in the final phase of a sharp business cycle slowdown, hitting a cyclical trough in the second quarter, and then gradually recovering in the second half of this year. During 2002, we anticipate a more robust acceleration in economic growth, led by broad-based growth in consumer spending and business capital investment.

    FED POLICY IS KEY INFLUENCE: In general, any shift in Fed policy tends to take nine to 12 months before initially impacting the real economy, and 12 to 18 months for the maximum effect to occur. The Fed's recent aggressive easing, accompanied by a surge in money supply growth, should begin to boost economic growth, moderately at first, but much more vigorously, as we progress through calendar year 2002.

    OTHER SOURCES OF ECONOMIC STIMULUS: The recently enacted federal income tax cuts are expected to provide a moderate boost to consumer spending over the next three to four quarters. In addition, the massive liquidation of inventories during the past several quarters has significantly improved inventory-to-sales ratios and set the stage for a rebound in industrial production over the next year.

    Consumer spending will also likely benefit from two important fundamental trends: persistently strong gains in the value of residential real estate and steady growth in real wage and salary income. Finally, we anticipate a decline in energy costs that should benefit both households and businesses over the next six to 12 months.

    INFLATION, UNEMPLOYMENT AND PROFITS: The outlook for inflation is excellent. We forecast consumer inflation to average 2% or less over the next 12 months. Inflation is a lagging indicator, typically moving lower into the early stages of an economic recovery. The extraordinary strength in the U.S. dollar is also a powerful disinflationary force that should keep downward pressure on domestic prices for at least the next 12 months. Unemployment is also a lagging indicator. Despite improving general economic activity, the unemployment rate will likely drift higher for the remainder of the year, peaking at or slightly above the 5% level, up from the current 4.5%.

    Corporate profits are expected to remain weak for another quarter or two, before staging a moderate recovery during 2002. During the third quarter, we anticipate profits to bottom, declining by 15% versus last year, before improving. For all of calendar year 2002, we look for corporate profits to rise by 10%, following an estimated 10% decline this year.

    FOREIGN ECONOMIES EXPECTED TO LAG THE U.S.: Economic conditions in foreign developed economies continue to deteriorate, appearing to lag the U.S. economy by at least three to six months. Foreign central banks, particularly the European Central Bank (ECB),


                                    [CHART]

NEW ORDERS
NON-DEFENSE CAPITAL GOODS

CGNONDEF Index
Date                    Px Last
12/31/1998                  58951
01/31/1999                  63111
02/28/1999                  61009
03/31/1999                  62175
04/30/1999                  61640
05/31/1999                  62678
06/30/1999                  61218
07/31/1999                  65742
08/31/1999                  65403
09/30/1999                  65711
10/31/1999                  65015
11/30/1999                  65444
12/31/1999                  71310
01/31/2000                  72712
02/29/2000                  65983
03/31/2000                  71127
04/30/2000                  72418
05/31/2000                  71487
06/30/2000                  80057
07/31/2000                  73099
08/31/2000                  73868
09/30/2000                  77242
10/31/2000                  70539
11/30/2000                  74776
12/31/2000                  77992
01/31/2001                  67813
02/28/2001                  68010
03/31/2001                  68344
04/30/2001                  64619
05/31/2001                  64933

                                    [CHART]

RATE OF CAPACITY UTILIZATION
MANUFACTURING SECTOR
(PER CENT)


CPMFTOT Index
Date                   Px Last
12/31/1984                   79.7
01/31/1985                   79.5
02/28/1985                   79.7
03/31/1985                     80
04/30/1985                     80
05/31/1985                   80.3
06/30/1985                   79.6
07/31/1985                   79.2
08/31/1985                   79.5
09/30/1985                   79.5
10/31/1985                   78.6
11/30/1985                   79.4
12/31/1985                   79.2
01/31/1986                   79.2
02/28/1986                   78.6
03/31/1986                   77.8
04/30/1986                   78.7
05/31/1986                   78.5
06/30/1986                   78.1
07/31/1986                   78.2
08/31/1986                   78.6
09/30/1986                   78.4
10/31/1986                   78.9
11/30/1986                   79.1
12/31/1986                   79.9
01/31/1987                   79.1
02/28/1987                   80.2
03/31/1987                   80.3
04/30/1987                   80.6
05/31/1987                   80.7
06/30/1987                   81.4
07/31/1987                   81.8
08/31/1987                   81.5
09/30/1987                   81.5
10/31/1987                   82.5
11/30/1987                   82.8
12/31/1987                   83.1
01/31/1988                   82.9
02/29/1988                   83.1
03/31/1988                   82.9
04/30/1988                   83.7
05/31/1988                   83.5
06/30/1988                   83.4
07/31/1988                   83.8
08/31/1988                     84
09/30/1988                     84
10/31/1988                   84.1
11/30/1988                   84.8
12/31/1988                   85.1
01/31/1989                   85.7
02/28/1989                   84.5
03/31/1989                     85
04/30/1989                     85
05/31/1989                   84.2
06/30/1989                   84.1
07/31/1989                     83
08/31/1989                   83.1
09/30/1989                   82.7
10/31/1989                   82.1
11/30/1989                   82.2
12/31/1989                   82.1
01/31/1990                   81.8
02/28/1990                   82.5
03/31/1990                   82.6
04/30/1990                   81.8
05/31/1990                     82
06/30/1990                   81.8
07/31/1990                   81.6
08/31/1990                   81.7
09/30/1990                   81.5
10/31/1990                   80.9
11/30/1990                   79.7
12/31/1990                     79
01/31/1991                   78.2
02/28/1991                   77.5
03/31/1991                   76.6
04/30/1991                   76.8
05/31/1991                   77.1
06/30/1991                   78.1
07/31/1991                   78.2
08/31/1991                   78.2
09/30/1991                     79
10/31/1991                   78.9
11/30/1991                   78.6
12/31/1991                   78.1
01/31/1992                   78.1
02/29/1992                   78.5
03/31/1992                   79.1
04/30/1992                   79.5
05/31/1992                   79.6
06/30/1992                   79.4
07/31/1992                   79.8
08/31/1992                   79.5
09/30/1992                   79.6
10/31/1992                   79.9
11/30/1992                   80.2
12/31/1992                   79.9
01/31/1993                   80.4
02/28/1993                   80.4
03/31/1993                   80.4
04/30/1993                   80.7
05/31/1993                   80.2
06/30/1993                   80.1
07/31/1993                   80.1
08/31/1993                   79.7
09/30/1993                   80.6
10/31/1993                   80.6
11/30/1993                   80.7
12/31/1993                   81.3
01/31/1994                   81.1
02/28/1994                   81.1
03/31/1994                   81.7
04/30/1994                   82.1
05/31/1994                   82.6
06/30/1994                   82.5
07/31/1994                   82.8
08/31/1994                   82.9
09/30/1994                   82.8
10/31/1994                     83
11/30/1994                   83.3
12/31/1994                   83.8
01/31/1995                     84
02/28/1995                   83.5
03/31/1995                   83.3
04/30/1995                   82.7
05/31/1995                   82.5
06/30/1995                   82.6
07/31/1995                   81.7
08/31/1995                   82.3
09/30/1995                   82.7
10/31/1995                     82
11/30/1995                   81.7
12/31/1995                   81.4
01/31/1996                   80.9
02/29/1996                   81.3
03/31/1996                   80.7
04/30/1996                   81.4
05/31/1996                   81.7
06/30/1996                     82
07/31/1996                   81.8
08/31/1996                   81.9
09/30/1996                     82
10/31/1996                   81.6
11/30/1996                     82
12/31/1996                   82.1
01/31/1997                   82.1
02/28/1997                   82.6
03/31/1997                   82.5
04/30/1997                   82.5
05/31/1997                   82.3
06/30/1997                   82.5
07/31/1997                   82.6
08/31/1997                   83.1
09/30/1997                     83
10/31/1997                     83
11/30/1997                   83.1
12/31/1997                   82.9
01/31/1998                   82.9
02/28/1998                   82.4
03/31/1998                     82
04/30/1998                     82
05/31/1998                   81.8
06/30/1998                   80.6
07/31/1998                   80.1
08/31/1998                   81.5
09/30/1998                   80.9
10/31/1998                     81
11/30/1998                   80.4
12/31/1998                   80.2
01/31/1999                   80.2
02/28/1999                   80.2
03/31/1999                   80.3
04/30/1999                   80.1
05/31/1999                   80.4
06/30/1999                   80.2
07/31/1999                   80.4
08/31/1999                   80.6
09/30/1999                   80.4
10/31/1999                   80.8
11/30/1999                   80.9
12/31/1999                     81
01/31/2000                   81.2
02/29/2000                   81.2
03/31/2000                   81.6
04/30/2000                   81.8
05/31/2000                   81.9
06/30/2000                     82
07/31/2000                   81.6
08/31/2000                   81.7
09/30/2000                   81.7
10/31/2000                   81.2
11/30/2000                   80.5
12/31/2000                   79.3
01/31/2001                   78.4
02/28/2001                   77.9
03/31/2001                   77.4
04/30/2001                   76.7
05/31/2001                     76

                                    [CHART]

MARKET YIELD
10-YEAR A-RATED INDUSTRIAL BONDS

IN10YA2 Index
Date                   Px Last
12/31/1993                       6.46
01/07/1994                       6.32
01/14/1994                       6.33
01/21/1994                       6.32
01/28/1994                       6.25
02/04/1994                       6.47
02/11/1994                       6.45
02/18/1994                       6.66
02/25/1994                       6.74
03/04/1994                       6.96
03/11/1994                       7.07
03/18/1994                       7.11
03/25/1994                       7.24
04/01/1994                       7.56
04/08/1994                       7.52
04/15/1994                       7.55
04/22/1994                       7.53
04/29/1994                       7.63
05/06/1994                       7.94
05/13/1994                       7.85
05/20/1994                       7.61
05/27/1994                       7.75
06/03/1994                       7.63
06/10/1994                       7.58
06/17/1994                       7.67
06/24/1994                       7.82
07/01/1994                       7.93
07/08/1994                       8.02
07/15/1994                       7.88
07/22/1994                       7.88
07/29/1994                       7.69
08/05/1994                       7.83
08/12/1994                       7.85
08/19/1994                       7.82
08/26/1994                       7.82
09/02/1994                       7.78
09/09/1994                       8.02
09/16/1994                       8.09
09/23/1994                       8.14
09/30/1994                       8.19
10/07/1994                       8.24
10/14/1994                       8.15
10/21/1994                       8.36
10/28/1994                       8.38
11/04/1994                        8.6
11/11/1994                       8.57
11/18/1994                       8.56
11/25/1994                       8.37
12/02/1994                       8.45
12/09/1994                       8.46
12/16/1994                       8.47
12/23/1994                       8.53
12/30/1994                       8.51
01/06/1995                       8.57
01/13/1995                       8.39
01/20/1995                       8.52
01/27/1995                       8.26
02/03/1995                       8.18
02/10/1995                       8.27
02/17/1995                       8.05
02/24/1995                       7.95
03/03/1995                          8
03/10/1995                       7.87
03/17/1995                        7.7
03/24/1995                       7.66
03/31/1995                       7.81
04/07/1995                       7.69
04/14/1995                       7.61
04/21/1995                        7.6
04/28/1995                       7.61
05/05/1995                       7.24
05/12/1995                       7.22
05/19/1995                       7.15
05/26/1995                       6.99
06/02/1995                       6.66
06/09/1995                       6.99
06/16/1995                       6.92
06/23/1995                       6.72
06/30/1995                       6.88
07/07/1995                       6.72
07/14/1995                       6.82
07/21/1995                        7.1
07/28/1995                       7.08
08/04/1995                        7.1
08/11/1995                        7.2
08/18/1995                       7.17
08/25/1995                       6.96
09/01/1995                       6.87
09/08/1995                       6.84
09/15/1995                       6.73
09/22/1995                       6.79
09/29/1995                       6.79
10/06/1995                       6.64
10/13/1995                       6.55
10/20/1995                       6.62
10/27/1995                       6.58
11/03/1995                       6.61
11/10/1995                       6.61
11/17/1995                       6.59
11/24/1995                        6.5
12/01/1995                       6.36
12/08/1995                        6.3
12/15/1995                       6.33
12/22/1995                        6.3
12/29/1995                       6.23
01/05/1996                       6.33
01/12/1996                       6.33
01/19/1996                       6.12
01/26/1996                       6.24
02/02/1996                       6.26
02/09/1996                       6.25
02/16/1996                       6.37
02/23/1996                       6.53
03/01/1996                       6.55
03/08/1996                       6.99
03/15/1996                       7.04
03/22/1996                        6.9
03/29/1996                       6.91
04/05/1996                       7.13
04/12/1996                       6.96
04/19/1996                          7
04/26/1996                       7.11
05/03/1996                       7.33
05/10/1996                       7.21
05/17/1996                       7.18
05/24/1996                       7.16
05/31/1996                       7.36
06/07/1996                       7.41
06/14/1996                       7.47
06/21/1996                       7.44
06/28/1996                       7.23
07/05/1996                       7.56
07/12/1996                       7.39
07/19/1996                       7.33
07/26/1996                       7.42
08/02/1996                       7.04
08/09/1996                       7.03
08/16/1996                        7.1
08/23/1996                       7.29
08/30/1996                       7.49
09/06/1996                       7.45
09/13/1996                       7.26
09/20/1996                       7.38
09/27/1996                       7.22
10/04/1996                       7.01
10/11/1996                       7.08
10/18/1996                       7.02
10/25/1996                       7.06
11/01/1996                       6.92
11/08/1996                       6.81
11/15/1996                       6.71
11/22/1996                       6.71
11/29/1996                       6.61
12/06/1996                       6.81
12/13/1996                       6.89
12/20/1996                       6.92
12/27/1996                       6.87
01/03/1997                       7.09
01/10/1997                       7.16
01/17/1997                       7.08
01/24/1997                       7.15
01/31/1997                       6.98
02/07/1997                       6.87
02/14/1997                        6.8
02/21/1997                       6.91
02/28/1997                        7.1
03/07/1997                       7.06
03/14/1997                       7.18
03/21/1997                       7.21
03/28/1997                       7.37
04/04/1997                       7.37
04/11/1997                       7.45
04/18/1997                       7.33
04/25/1997                       7.44
05/02/1997                       7.19
05/09/1997                       7.21
05/16/1997                       7.26
05/23/1997                       7.26
05/30/1997                       7.17
06/06/1997                       6.99
06/13/1997                       6.94
06/20/1997                       6.89
06/27/1997                       6.97
07/04/1997                       6.82
07/11/1997                       6.72
07/18/1997                       6.74
07/25/1997                       6.71
08/01/1997                       6.69
08/08/1997                       6.86
08/15/1997                       6.77
08/22/1997                        6.9
08/29/1997                       6.87
09/05/1997                       6.89
09/12/1997                       6.82
09/19/1997                       6.63
09/26/1997                       6.62
10/03/1997                       6.53
10/10/1997                       6.69
10/17/1997                       6.71
10/24/1997                       6.53
10/31/1997                       6.41
11/07/1997                       6.54
11/14/1997                       6.51
11/21/1997                       6.45
11/28/1997                       6.49
12/05/1997                       6.57
12/12/1997                       6.39
12/19/1997                       6.39
12/26/1997                        6.4
01/02/1998                       6.31
01/09/1998                       6.07
01/16/1998                       6.24
01/23/1998                       6.38
01/30/1998                       6.21
02/06/1998                       6.32
02/13/1998                       6.22
02/20/1998                       6.28
02/27/1998                       6.37
03/06/1998                       6.45
03/13/1998                       6.29
03/20/1998                       6.27
03/27/1998                        6.3
04/03/1998                       6.09
04/10/1998                       6.19
04/17/1998                        6.2
04/24/1998                       6.28
05/01/1998                       6.28
05/08/1998                       6.34
05/15/1998                       6.32
05/22/1998                       6.28
05/29/1998                        6.2
06/05/1998                       6.24
06/12/1998                        6.1
06/19/1998                       6.15
06/26/1998                       6.16
07/03/1998                       6.16
07/10/1998                       6.17
07/17/1998                       6.26
07/24/1998                       6.21
07/31/1998                       6.23
08/07/1998                       6.14
08/14/1998                       6.17
08/21/1998                        6.1
08/28/1998                       5.92
09/04/1998                       6.02
09/11/1998                        5.9
09/18/1998                        5.8
09/25/1998                       5.75
10/02/1998                       5.42
10/09/1998                       5.93
10/16/1998                        5.7
10/23/1998                       5.96
10/30/1998                       5.84
11/06/1998                       6.18
11/13/1998                       5.97
11/20/1998                       5.93
11/27/1998                        5.9
12/04/1998                       5.69
12/11/1998                       5.73
12/18/1998                       5.63
12/25/1998                       5.91
01/01/1999                       5.73
01/08/1999                       5.94
01/15/1999                       5.81
01/22/1999                       5.65
01/29/1999                       5.61
02/05/1999                        5.9
02/12/1999                          6
02/19/1999                       6.05
02/26/1999                       6.26
03/05/1999                       6.27
03/12/1999                       6.13
03/19/1999                       6.15
03/26/1999                       6.15
04/02/1999                       6.13
04/09/1999                       6.04
04/16/1999                       6.18
04/23/1999                       6.21
04/30/1999                       6.32
05/07/1999                        6.5
05/14/1999                       6.56
05/21/1999                       6.47
05/28/1999                       6.59
06/04/1999                       6.81
06/11/1999                       7.03
06/18/1999                       6.85
06/25/1999                       7.04
07/02/1999                        6.9
07/09/1999                       6.92
07/16/1999                       6.75
07/23/1999                          7
07/30/1999                       7.04
08/06/1999                       7.27
08/13/1999                       7.16
08/20/1999                       7.06
08/27/1999                       7.02
09/03/1999                       7.02
09/10/1999                       7.03
09/17/1999                       7.02
09/24/1999                          7
10/01/1999                       7.17
10/08/1999                       7.18
10/15/1999                       7.19
10/22/1999                       7.33
10/29/1999                       7.18
11/05/1999                       7.04
11/12/1999                       7.06
11/19/1999                       7.18
11/26/1999                       7.26
12/03/1999                       7.26
12/10/1999                       7.15
12/17/1999                       7.37
12/24/1999                       7.48
12/31/1999                       7.44
01/07/2000                       7.56
01/14/2000                        7.7
01/21/2000                       7.76
01/28/2000                       7.68
02/04/2000                       7.64
02/11/2000                       7.69
02/18/2000                       7.58
02/25/2000                       7.46
03/03/2000                       7.55
03/10/2000                        7.6
03/17/2000                       7.46
03/24/2000                       7.47
03/31/2000                       7.33
04/07/2000                       7.21
04/14/2000                       7.31
04/21/2000                       7.44
04/28/2000                       7.67
05/05/2000                       8.02
05/12/2000                       8.13
05/19/2000                       8.08
05/26/2000                       7.91
06/02/2000                       7.76
06/09/2000                       7.71
06/16/2000                       7.56
06/23/2000                       7.78
06/30/2000                       7.63
07/07/2000                       7.57
07/14/2000                       7.69
07/21/2000                       7.56
07/28/2000                       7.59
08/04/2000                       7.49
08/11/2000                       7.46
08/18/2000                       7.47
08/25/2000                       7.47
09/01/2000                        7.4
09/08/2000                       7.48
09/15/2000                       7.54
09/22/2000                       7.56
09/29/2000                       7.51
10/06/2000                       7.51
10/13/2000                       7.49
10/20/2000                       7.44
10/27/2000                       7.49
11/03/2000                       7.53
11/10/2000                       7.44
11/17/2000                       7.39
11/24/2000                       7.33
12/01/2000                       7.24
12/08/2000                       7.05
12/15/2000                       6.94
12/22/2000                       6.79
12/29/2000                       6.91
01/05/2001                       6.71
01/12/2001                        6.9
01/19/2001                       6.75
01/26/2001                       6.81
02/02/2001                        6.6
02/09/2001                       6.58
02/16/2001                       6.61
02/23/2001                       6.62
03/02/2001                       6.46
03/09/2001                       6.44
03/16/2001                        6.3
03/23/2001                       6.27
03/30/2001                       6.33
04/06/2001                       6.32
04/13/2001                       6.58
04/20/2001                       6.65
04/27/2001                       6.67
05/04/2001                       6.55
05/11/2001                        6.8
05/18/2001                       6.72
05/25/2001                        6.8
06/01/2001                       6.68
06/08/2001                       6.63
06/15/2001                       6.53
06/22/2001                       6.45
06/29/2001                       6.73



                                    [CHART]

OVERNIGHT FEDERAL FUNDS
TARGET INTEREST RATE

FDTR Index
Date              Px Last
12/31/1993               3.00
01/07/1994               3.00
01/14/1994               3.00
01/21/1994               3.00
01/28/1994               3.00
02/04/1994               3.25
02/11/1994               3.25
02/18/1994               3.25
02/25/1994               3.25
03/04/1994               3.25
03/11/1994               3.25
03/18/1994               3.25
03/25/1994               3.50
04/01/1994               3.50
04/08/1994               3.50
04/15/1994               3.50
04/22/1994               3.75
04/29/1994               3.75
05/06/1994               3.75
05/13/1994               3.75
05/20/1994               4.25
05/27/1994               4.25
06/03/1994               4.25
06/10/1994               4.25
06/17/1994               4.25
06/24/1994               4.25
07/01/1994               4.25
07/08/1994               4.25
07/15/1994               4.25
07/22/1994               4.25
07/29/1994               4.25
08/05/1994               4.25
08/12/1994               4.25
08/19/1994               4.75
08/26/1994               4.75
09/02/1994               4.75
09/09/1994               4.75
09/16/1994               4.75
09/23/1994               4.75
09/30/1994               4.75
10/07/1994               4.75
10/14/1994               4.75
10/21/1994               4.75
10/28/1994               4.75
11/04/1994               4.75
11/11/1994               4.75
11/18/1994               5.50
11/25/1994               5.50
12/02/1994               5.50
12/09/1994               5.50
12/16/1994               5.50
12/23/1994               5.50
12/30/1994               5.50
01/06/1995               5.50
01/13/1995               5.50
01/20/1995               5.50
01/27/1995               5.50
02/03/1995               6.00
02/10/1995               6.00
02/17/1995               6.00
02/24/1995               6.00
03/03/1995               6.00
03/10/1995               6.00
03/17/1995               6.00
03/24/1995               6.00
03/31/1995               6.00
04/07/1995               6.00
04/14/1995               6.00
04/21/1995               6.00
04/28/1995               6.00
05/05/1995               6.00
05/12/1995               6.00
05/19/1995               6.00
05/26/1995               6.00
06/02/1995               6.00
06/09/1995               6.00
06/16/1995               6.00
06/23/1995               6.00
06/30/1995               6.00
07/07/1995               5.75
07/14/1995               5.75
07/21/1995               5.75
07/28/1995               5.75
08/04/1995               5.75
08/11/1995               5.75
08/18/1995               5.75
08/25/1995               5.75
09/01/1995               5.75
09/08/1995               5.75
09/15/1995               5.75
09/22/1995               5.75
09/29/1995               5.75
10/06/1995               5.75
10/13/1995               5.75
10/20/1995               5.75
10/27/1995               5.75
11/03/1995               5.75
11/10/1995               5.75
11/17/1995               5.75
11/24/1995               5.75
12/08/1995               5.75
12/15/1995               5.75
12/22/1995               5.50
12/29/1995               5.50
01/05/1996               5.50
01/12/1996               5.50
01/19/1996               5.50
01/26/1996               5.50
02/02/1996               5.25
02/09/1996               5.25
02/16/1996               5.25
02/23/1996               5.25
03/01/1996               5.25
03/08/1996               5.25
03/15/1996               5.25
03/22/1996               5.25
03/29/1996               5.25
04/05/1996               5.25
04/12/1996               5.25
04/19/1996               5.25
04/26/1996               5.25
05/03/1996               5.25
05/10/1996               5.25
05/17/1996               5.25
05/24/1996               5.25
05/31/1996               5.25
06/07/1996               5.25
06/14/1996               5.25
06/21/1996               5.25
06/28/1996               5.25
07/05/1996               5.25
07/12/1996               5.25
07/19/1996               5.25
07/26/1996               5.25
08/02/1996               5.25
08/09/1996               5.25
08/16/1996               5.25
08/23/1996               5.25
08/30/1996               5.25
09/06/1996               5.25
09/13/1996               5.25
09/20/1996               5.25
09/27/1996               5.25
10/04/1996               5.25
10/11/1996               5.25
10/18/1996               5.25
10/25/1996               5.25
11/01/1996               5.25
11/08/1996               5.25
11/15/1996               5.25
11/22/1996               5.25
11/29/1996               5.25
12/06/1996               5.25
12/13/1996               5.25
12/20/1996               5.25
12/27/1996               5.25
01/03/1997               5.25
01/10/1997               5.25
01/17/1997               5.25
01/24/1997               5.25
01/31/1997               5.25
02/07/1997               5.25
02/14/1997               5.25
02/21/1997               5.25
02/28/1997               5.25
03/07/1997               5.25
03/14/1997               5.25
03/21/1997               5.25
03/28/1997               5.50
04/04/1997               5.50
04/11/1997               5.50
04/18/1997               5.50
04/25/1997               5.50
05/02/1997               5.50
05/09/1997               5.50
05/16/1997               5.50
05/23/1997               5.50
05/30/1997               5.50
06/06/1997               5.50
06/13/1997               5.50
06/20/1997               5.50
06/27/1997               5.50
07/04/1997               5.50
07/11/1997               5.50
07/18/1997               5.50
07/25/1997               5.50
08/01/1997               5.50
08/08/1997               5.50
08/15/1997               5.50
08/22/1997               5.50
08/29/1997               5.50
09/05/1997               5.50
09/12/1997               5.50
09/19/1997               5.50
09/26/1997               5.50
10/03/1997               5.50
10/10/1997               5.50
10/17/1997               5.50
10/24/1997               5.50
10/31/1997               5.50
11/07/1997               5.50
11/14/1997               5.50
11/21/1997               5.50
11/28/1997               5.50
12/05/1997               5.50
12/12/1997               5.50
12/19/1997               5.50
12/26/1997               5.50
01/02/1998               5.50
01/09/1998               5.50
01/16/1998               5.50
01/23/1998               5.50
01/30/1998               5.50
02/06/1998               5.50
02/13/1998               5.50
02/20/1998               5.50
02/27/1998               5.50
03/06/1998               5.50
03/13/1998               5.50
03/20/1998               5.50
03/27/1998               5.50
04/03/1998               5.50
04/10/1998               5.50
04/17/1998               5.50
04/24/1998               5.50
05/01/1998               5.50
05/08/1998               5.50
05/15/1998               5.50
05/22/1998               5.50
05/29/1998               5.50
06/05/1998               5.50
06/12/1998               5.50
06/19/1998               5.50
06/26/1998               5.50
07/03/1998               5.50
07/10/1998               5.50
07/17/1998               5.50
07/24/1998               5.50
07/31/1998               5.50
08/07/1998               5.50
08/14/1998               5.50
08/21/1998               5.50
08/28/1998               5.50
09/04/1998               5.50
09/11/1998               5.50
09/18/1998               5.50
09/25/1998               5.50
10/02/1998               5.25
10/09/1998               5.25
10/16/1998               5.00
10/23/1998               5.00
10/30/1998               5.00
11/06/1998               5.00
11/13/1998               5.00
11/20/1998               4.75
11/27/1998               4.75
12/04/1998               4.75
12/11/1998               4.75
12/18/1998               4.75
12/25/1998               4.75
01/01/1999               4.75
01/08/1999               4.75
01/15/1999               4.75
01/22/1999               4.75
01/29/1999               4.75
02/05/1999               4.75
02/12/1999               4.75
02/19/1999               4.75
02/26/1999               4.75
03/05/1999               4.75
03/12/1999               4.75
03/19/1999               4.75
03/26/1999               4.75
04/02/1999               4.75
04/09/1999               4.75
04/16/1999               4.75
04/23/1999               4.75
04/30/1999               4.75
05/07/1999               4.75
05/14/1999               4.75
05/21/1999               4.75
05/28/1999               4.75
06/04/1999               4.75
06/11/1999               4.75
06/18/1999               4.75
06/25/1999               4.75
07/02/1999               5.00
07/09/1999               5.00
07/16/1999               5.00
07/23/1999               5.00
07/30/1999               5.00
08/06/1999               5.00
08/13/1999               5.00
08/20/1999               5.00
08/27/1999               5.25
09/03/1999               5.25
09/10/1999               5.25
09/17/1999               5.25
09/24/1999               5.25
10/01/1999               5.25
10/08/1999               5.25
10/15/1999               5.25
10/22/1999               5.25
10/29/1999               5.25
11/05/1999               5.25
11/12/1999               5.25
11/19/1999               5.50
11/26/1999               5.50
12/03/1999               5.50
12/10/1999               5.50
12/17/1999               5.50
12/24/1999               5.50
12/31/1999               5.50
01/07/2000               5.50
01/14/2000               5.50
01/21/2000               5.50
01/28/2000               5.50
02/04/2000               5.75
02/11/2000               5.75
02/18/2000               5.75
02/25/2000               5.75
03/03/2000               5.75
03/10/2000               5.75
03/17/2000               5.75
03/24/2000               6.00
03/31/2000               6.00
04/07/2000               6.00
04/14/2000               6.00
04/21/2000               6.00
04/28/2000               6.00
05/05/2000               6.00
05/12/2000               6.00
05/19/2000               6.50
05/26/2000               6.50
06/02/2000               6.50
06/09/2000               6.50
06/16/2000               6.50
06/23/2000               6.50
06/30/2000               6.50
07/07/2000               6.50
07/14/2000               6.50
07/21/2000               6.50
07/28/2000               6.50
08/04/2000               6.50
08/11/2000               6.50
08/18/2000               6.50
08/25/2000               6.50
09/01/2000               6.50
09/08/2000               6.50
09/15/2000               6.50
09/22/2000               6.50
09/29/2000               6.50
10/06/2000               6.50
10/13/2000               6.50
10/20/2000               6.50
10/27/2000               6.50
11/03/2000               6.50
11/10/2000               6.50
11/17/2000               6.50
11/24/2000               6.50
12/01/2000               6.50
12/08/2000               6.50
12/15/2000               6.50
12/22/2000               6.50
12/29/2000               6.50
01/05/2001               6.00
01/12/2001               6.00
01/19/2001               6.00
01/26/2001               6.00
02/02/2001               5.50
02/09/2001               5.50
02/16/2001               5.50
02/23/2001               5.50
03/02/2001               5.50
03/09/2001               5.50
03/16/2001               5.50
03/23/2001               5.00
03/30/2001               5.00
04/06/2001               5.00
04/13/2001               5.00
04/20/2001               4.50
04/27/2001               4.50
05/04/2001               4.50
05/11/2001               4.50
05/18/2001               4.00
05/25/2001               4.00
06/01/2001               4.00
06/08/2001               4.00
06/15/2001               4.00
06/22/2001               4.00
06/29/2001               3.75


have been far less proactive than the U.S. Federal Reserve. Consequently, sustainable recovery in most foreign economies is unlikely to occur until 2002. Once again, the U.S. is poised to serve as the economic "locomotive" for the rest of the world.

    The United Kingdom is best positioned to follow a strengthening U.S. economy, with only a several-month lag. Conversely, continental Europe is unlikely to experience economic recovery until the middle of next year, given the restrictive monetary policy of the ECB. The Japanese economy has once again slipped into recession, and will likely remain depressed throughout most of 2002. Finally, the developing economies of Asia and Latin America should recover during 2002, with a six-month lag to the U.S. Overall, we are assuming global GDP growth of only 2% in the current year, down from 4.5% in 2000. In 2002, we expect growth to improve to 3.5%, approximately the average growth rate of the past quarter century.

    RISKS TO THE OUTLOOK: The main risk is that the current slowdown is more protracted and/or the subsequent economic recovery is more sluggish than we assumed. At the present time, the economy faces several powerful headwinds, including:

-     Lingering weakness in labor markets;

-     Intense corporate profit margin pressures;

- Over-investment in technology capital goods and telecommunications equipment;

- Competitive pressures on U.S. producers resulting from an overvalued dollar; and

-     A significant build-up of private sector debt.

    The critical question is this: To what extent will these economic headwinds diminish the impact of the Fed's massive monetary stimulus on growth? While we are not worried about a major economic downturn, we are concerned that the economy will expand at a more sluggish rate than our forecasted 3% to 4% growth rate, portending more negative implications for corporate profits, cash flow, and credit quality.

FINANCIAL MARKET OUTLOOK

As a broad generalization, the confluence of economic trends we envision will, in aggregate, create a favorable environment for financial markets over the next 12 to 18 months. These trends include a gradual and steady acceleration in the rate of economic growth, a low and stable inflation rate, a continued accommodative monetary policy, and stability in short-term interest rates. We also expect an abundance of liquidity in the financial system, improving corporate profitability and productivity trends, as well as continued strength in the value of the U.S. dollar, supported by strong capital inflows from abroad. In this friendly economic environment, corporate securities, both debt and equity, should easily outperform Government securities.

    EQUITY MARKETS LIKELY TO OUTPERFORM BONDS: During the remainder of this year and the first half of 2002, we expect the equity market to outperform bonds, in sharp contrast to calendar year 2000 and the first quarter of this year. The reason is straightforward: The anticipated strengthening of the economy should be accompanied by a rise in long-term interest rates, which will depress bond prices. At the same time, a stronger economy should also boost corporate profitability, which in turn should support higher equity prices. The current steeply sloped yield curve, which is likely to persist for a number of months, has historically signaled superior performance for equities relative to fixed income instruments.

    VALUE AND SMALL CAP STOCKS SHOULD LEAD THE EQUITY MARKET: All bear markets during the past several decades have been associated with a major change in equity market leadership. Accordingly, we expect value stocks to outperform growth stocks, and small-and mid cap stocks to outperform their large cap counterparts, in sharp contrast with the five-year period from 1995 through 1999. Although the technology sector will continue to enjoy very sharp, short-term rallies, the non-tech ("old economy") sectors of the market will likely perform best for the remainder of this year.

    The S&P 500 Index, as a large capitalization index with a heavy technology component and strong growth flavor, is expected to lag other domestic equity indicators for the foreseeable future.

    The S&P small- and mid cap indexes, the Russell 2000, the New York Stock Exchange Composite, and Value Line Arithmetic Index, will all likely outperform the S&P 500 Index. We anticipate that each of these indexes, when compared with the S&P 500 Index, will benefit from the broadening of stock market leadership. They should also benefit from faster company earnings growth and more attractive price/earnings ratios. On a global basis, we anticipate that most foreign equity markets will continue to lag the U.S., given the more significant stimulative monetary environment in the U.S. and the prospects for a speedier recovery in U.S. GDP and corporate profits. Moreover, the U.S. dollar shows no signs of weakness, and will most likely continue to benefit from massive global capital flows in pursuit of U.S. financial and productive assets.

    CORPORATES SHOULD LEAD FIXED INCOME MARKETS: Within the fixed income market, interest rates are likely to drift higher over the next six to 12 months, which would put a limit on the potential for total returns for high-grade bonds. The combination of stronger economic growth, a recovery in corporate profits and cash flow, and improving corporate balance sheets should put downward pressure on spreads, which will benefit both investment-grade and high yield corporate bonds. Mortgage- and asset-backed securities are also likely to outperform Treasury and Government Agency bonds.


ROBERT F. DELUCIA, CFA, is a managing director and portfolio manager at TimesSquare Capital Management, Inc. He joined CIGNA in 1979 as a research analyst in the common stock area and was appointed a sector manager in 1981. From 1982 to 1984, he served as senior economist on the company's economics staff. Currently, he manages several stable value fixed income employee benefit portfolios for both the defined benefit and defined contribution markets.
Mr. DeLucia received his bachelor's degree from Yale University and his M.B.A. from the University of Chicago. He is a member of the Association for Investment Management and Research and the Hartford Society of Financial Analysts.

(C)2001 CIGNA Retirement & Investment Services. All rights reserved. These materials may not be reproduced in whole or in part, without its express written permission. CIGNA Retirement & Investment Services products and services are provided by various operating subsidiaries of CIGNA Corporation, including Connecticut General Life Insurance Company, Bloomfield CT 06002. "CIGNA" is a registered service mark and is used to refer to these subsidiaries.

[LOGO]
CIGNA RETIREMENT &
INVESTMENT SERVICES
                                                       Please Recycle This Paper

       CG CORPORATE INSURANCE VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT 02
                       SCHEDULE OF CHANGES IN UNIT VALUES
                           PERIOD ENDED JUNE 30, 2001
                                   UNAUDITED

                                                                                           Accumulation
                                          Date Initially    Accumulation    Accumulation    Unit Value     % Change     % Change
                                              Funded        Unit Value at    Unit Value     06/30/2001    Inception    12/31/2000
Sub-Account                              (Inception Date)     Inception      12/31/2000        YTD          to YTD       to YTD
CONTRACTS SOLD BEFORE MAY 1, 1998
Alger American Growth Portfolio              2/24/1997        10.000000      19.209762      18.185581        81.86        (5.33)
Alger American MidCap Growth Portfolio       2/24/1997        10.000000      20.530002      19.716410        97.16        (3.96)
Alger American Small Capitalization
Portfolio                                    3/31/1997        10.000000      14.711402      11.555653        15.56       (21.45)
Duetsche VIT - EAFE-Registered
Trademark- Equity Index Fund                  3/8/1999        10.000000      10.634767       8.864878       (11.35)      (16.64)
Duetsche VIT - Small Cap Index Fund           3/8/1999        10.000000      12.011797      12.709198        27.09         5.81
CIGNA VP Money Market Fund                  12/24/1996        10.008961*     11.847894      12.066837        20.56         1.85
CIGNA VP S&P 500 Index Fund                  2/24/1997        10.000000      16.500646      15.295149        52.95        (7.31)
CIGNA VP Investment Grade Bond Fund          5/11/1999        10.000000      10.670741      11.061747        10.62         3.66
Fidelity VIP Equity-Income Portfolio         2/24/1997        10.000000      14.862351      14.658879        46.59        (1.37)
Fidelity VIP High Income Portfolio           1/29/1997        10.000000       8.993855       8.308162       (16.92)       (7.62)
Fidelity VIP II Investment Grade Bond
Portfolio                                    1/29/1997        10.000000      12.628447      13.020842        30.21         3.11
Janus Aspen Series Worldwide Growth
Portfolio                                    2/24/1997        10.000000      19.785166      17.034894        70.35       (13.90)
Janus Aspen Series Balanced Fund              7/3/2000        10.000000       9.695727       9.320509        (6.79)       (3.87)
MFS Emerging Growth Series                   1/29/1997        10.000000      21.619180      16.532730        65.33       (23.53)
MFS Total Return Series                      2/24/1997        10.000000      15.011438      14.969795        49.70        (0.28)
Neuberger & Berman AMT Partners Fund          6/6/2000        10.000000       9.855376       9.746371        (2.54)       (1.11)
OCC Equity Portfolio                         2/24/1997        10.000000      14.550532      14.649110        46.49         0.68
OCC Managed Portfolio                        1/29/1997        10.000000      14.077585      14.053621        40.54        (0.17)
OCC Small Cap Portfolio                      2/24/1997        10.000000      15.034156      16.170133        61.70         7.56
Templeton International Fund Class 1         2/24/1997        10.000000      14.039774      12.786255        27.86        (8.93)

CONTRACTS SOLD AFTER APRIL 30, 1998
Alger American Growth Portfolio              1/21/1999        10.000000      11.220538      10.638102         6.38        (5.19)
Alger American MidCap Growth Portfolio       1/21/1999        10.000000      14.465252      13.912660        39.13        (3.82)
Alger American Small Capitalization
Portfolio                                    6/17/1998        10.000000      10.921103       8.591212       (14.09)      (21.33)
Duetsche VIT - EAFE-Registered
Trademark- Equity Index Fund                11/11/1999        10.000000       9.136014       7.626888       (23.73)      (16.52)
Duetsche Bank - Small Cap Index Fund         4/21/1999        10.000000      11.240792      11.911104        19.11         5.96
CIGNA VP Money Market Fund                   6/17/1998        10.000000      11.197509      11.421368        14.21         2.00
CIGNA VP S&P 500 Index Fund                  6/17/1998        10.000000      12.036807      11.174018        11.74        (7.17)
CIGNA VP Investment Grade Bond Fund           6/2/1999        10.000000      10.854885      11.269345        12.69         3.82
Fidelity VIP Equity-Income Portfolio         1/21/1999        10.000000      11.596049      11.454279        14.54        (1.22)
Fidelity VIP High Income Portfolio           1/21/1999        10.000000       8.110162       7.502975       (24.97)       (7.49)
Fidelity VIP II Investment Grade Bond
Portfolio                                    6/17/1998        10.000000      11.357211      11.727491        17.27         3.26
Janus Aspen Series Worldwide Growth
Portfolio                                    1/21/1999        10.000000      13.312712      11.479216        14.79       (13.77)
Janus Aspen Series Balanced Fund             6/19/2000        10.000000       9.451447       9.099186        (9.01)       (3.73)
MFS Emerging Growth Series                   1/21/1999        10.000000      13.684911      10.480798         4.81       (23.41)
MFS Total Return Series                      5/17/1999        10.000000      11.330649      11.315994        13.16        (0.13)
OCC Equity Portfolio                          9/1/1999        10.000000      10.977413      11.068197        10.68         0.83
OCC Managed Portfolio                        1/21/1999        10.000000      11.738924      11.736345        17.36        (0.02)
OCC Small Cap Portfolio                      1/21/1999        10.000000      14.404388      15.515789        55.16         7.72
Templeton International Fund Class 1         6/17/1998        10.000000      11.457499      10.450049         4.50        (8.79)

 *    Accumulation unit value as of 12/31/96.

 Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.